12. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Accounts receivable - related party	$ 0		$ 0		$ 4,506	$ 4,506
Management fees	56,250	$ 50,000	147,250	$ 153,000	200,000	213,333
General and admin expenses	575,177	107,669	1,708,941	384,477	748,481	408,537
Majority Stockholder [Member]
Accounts receivable - related party					4,506	4,506
Management fees	56,250	50,000	47,250	153,000	200,000	213,333
Board member and Stockholder [Member]
General and admin expenses	$ 0	$ 0	$ 0	$ 9,000		$ 49,000
Fourly Enterprises [Member]
Debt face amount					$ 50,000
Debt stated interest rate					20.00%
Debt maturity date					Aug. 16, 2018
Promissory note payable balance					$ 46,461